Other Operations (Tables)	12 Months Ended
Mar. 31, 2014
Other Operating Revenues and Other Operating Expenses

Other operating revenues and other operating expenses in fiscal 2012, 2013 and 2014 consist of the following:

	Millions of yen
Other operating revenues:	2012	2013	2014
Revenues from the vehicle maintenance and management services	¥45,150	¥45,654	¥46,433
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	37,513	42,556	58,892
Revenues from private equity investment	—	32,681	134,444
Revenues from environment and energy related business	21,202	29,812	51,441
Revenues from facilities management of golf courses	23,061	23,479	24,229
Revenues from facilities management of hotels and Japanese inns	29,355	31,093	36,825
Other	94,398	110,416	139,049

	¥250,679	¥315,691	¥491,313

	Millions of yen
Other operating expenses:	2012	2013	2014
Expenses from the vehicle maintenance and management services	¥35,026	¥33,336	¥32,915
Expenses from private equity investment	—	28,607	118,112
Expenses from environment and energy related business	18,056	23,142	41,857
Expenses from facilities management of golf courses	20,418	21,130	20,749
Expenses from facilities management of hotels and Japanese inns	26,038	26,959	32,822
Other	52,983	61,519	64,320

	¥152,521	¥194,693	¥310,775